INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Domestic and Foreign Components of Income Before Income Taxes, Equity in Net Income of Affiliated Companies and Net (Income) Loss Attributable to Noncontrolling Interests

Domestic and foreign components of income before income taxes, equity in net income of affiliated companies, and net (income) loss attributable to noncontrolling interests were summarized as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Japan	¥18,045	¥9,212	¥9,147	$218,966
Foreign	(7,838)	(5,285)	(5,992)	(95,110)

Total	¥10,207	¥3,927	¥3,155	$123,856

Domestic and Foreign Components of Income Taxes Expense

Domestic and foreign components of income taxes expense consist of:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current:
Japan	¥2,942	¥2,882	¥2,851	$35,700
Foreign	581	598	392	7,050

	¥3,523	¥3,480	¥3,243	$42,750

Deferred:
Japan	¥675	¥(1,398)	¥(1,726)	$8,191
Foreign	1	(72)	138	12

	¥676	¥(1,470)	¥(1,588)	$8,203

Total income taxes	¥4,199	¥2,010	¥1,655	$50,953

Reconciliation of Normal Statutory Tax Rate to Effective Income Tax Rates

The effective income tax rates differed from the normal statutory rates for the following reasons for the years ended March 31, 2012, 2011 and 2010:

	2012	2011	2010

Normal Japanese statutory rates	40.7%	40.7%	40.7%
Increase (decrease) in taxes resulting from:
Permanently nondeductible expenses	4.6	9.9	12.9
Change in valuation allowance	3.2	17.6	(8.5)
Undistributed earnings of associated companies	(0.1)	2.9	2.6
Differences in foreign subsidiaries’ tax rate	(1.5)	(4.4)	(5.8)
Changes in Japanese income tax rates	(6.0)
Tax exemption	(0.3)	(0.7)	(1.0)
Unrecognized tax benefits	0.2	2.9	6.4
Impairment losses on goodwill		(12.3)
Other — net	0.3	(5.4)	5.2

Effective tax rates	41.1%	51.2%	52.5%

Approximate Effect of Temporary Differences and Tax Loss Carryforwards

The approximate effect of temporary differences and tax loss carryforwards that gave rise to deferred tax balances as of March 31, 2012 and 2011 were as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2012		2011		2012
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Sales returns	¥489		¥576		$5,934
Allowance for doubtful receivables	55		51		667
Accruals not currently deductible	210		333		2,548
Inventory valuation	990		1,844		12,013
Accrued bonuses	1,302		1,342		15,799
Impairment charges on marketable securities and investments	1,431		1,541		17,364
Advanced depreciation on property, plant and equipment		¥1,452		¥1,679		$17,619
Undistributed earnings of associated companies		1,819		1,846		22,073
Net unrealized gain on marketable securities and investments		3,292		2,904		39,947
Net realized gain on exchange of investments		1,696		1,920		20,580
Capitalized supplies	303		232		3,677
Enterprise taxes	165		190		2,002
Accrued vacation	731		763		8,870
Asset retirement obligation	236		268		2,864
Pension expense	1,356		1,484		16,454
Tangible fixed assets	1,303		1,629		15,811
Tax loss carryforwards	3,626		4,081		44,000
Intangible assets		1,905		2,233		23,116
Investment in subsidiaries		912	540	1,042		11,067
Other temporary differences	906	193	495	160	10,994	2,342

Total	13,103	11,269	15,369	11,784	158,997	136,744
Valuation allowance	(4,088)		(4,938)		(49,605)

Total	¥9,015	¥11,269	¥10,431	¥11,784	$109,392	$136,744

Tax Loss Carryforwards Available to Offset Future Taxable Income

As of March 31, 2012, certain subsidiaries had tax loss carryforwards, which are available to offset future taxable income of such subsidiaries, expiring as follows:

Year ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥725	$8,797
2014	749	9,089
2015	179	2,172
2016	373	4,526
2017	398	4,830
2018	207	2,512
2019	2,348	28,492
2020	2,367	28,722
2021	1,961	23,795
Thereafter	966	11,722

Total	¥10,273	$124,657

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of beginning and ending amount of unrecognized tax benefits was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥188	¥321	¥106	$2,281
Additions based on tax positions related to the current year	79	58	232	959
Additions for tax positions of prior years			50
Reductions for tax positions of prior years		(191)	(41)
Settlements with tax authorities			(26)

Balance at the end of the year	¥267	¥188	¥321	$3,240